Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	LEGEND BIOTECH CORPORATION
Entity Central Index Key	0001801198
Current Fiscal Year End Date	--12-31